Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000105241
Shareholder Report [Line Items]
Fund Name	Altegris Futures Evolution Strategy Fund
Class Name	Class A
Trading Symbol	EVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund ("Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.59%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Altegris Futures Evolution Strategy Fund	Altegris Futures Evolution Strategy Fund - with load	Bloomberg Global Aggregate Index	ICE BofA 3-Month U.S. Treasury Bill Index
06/30/15	$10,000	$9,426	$10,000	$10,000
06/30/16	$10,963	$10,334	$10,888	$10,019
06/30/17	$10,156	$9,573	$10,650	$10,068
06/30/18	$10,772	$10,154	$10,795	$10,205
06/30/19	$10,704	$10,090	$11,426	$10,441
06/30/20	$9,008	$8,491	$11,909	$10,611
06/30/21	$10,220	$9,634	$12,222	$10,621
06/30/22	$12,518	$11,800	$10,358	$10,639
06/30/23	$12,562	$11,841	$10,222	$11,024
06/30/24	$13,631	$12,849	$10,316	$11,623
06/30/25	$11,840	$11,161	$11,235	$12,171

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris Futures Evolution Strategy Fund
Without Load	-13.14%	5.62%	1.70%
With Load	-18.13%	4.38%	1.10%
Bloomberg Global Aggregate Index	8.91%	-1.16%	1.17%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	1.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,414,998
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 153,576
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,414,998 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$153,576 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	8.1%
Open End Funds	72.5%
Purchased Options	19.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	8.1%
Purchased Options	19.6%
Fixed Income	72.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DoubleLine Core Fixed Income Fund, Class I	36.4%
DoubleLine Low Duration Bond Fund, Class I	36.4%
Nomura WNTN Shares	13.4%
First American Government Obligations Fund, Class X	8.1%
Nomura WNTN TRND Shares	6.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For complete information, you may review the Fund's next prospectus, which we expect to be available October 28, 2025 at www.altegris.com or upon request at 1-877-772-5838.

The Board of Trustees after careful consideration and upon the recommendation of the Advisor, approved a new advisory agreement between the Trust and Winton Capital Management Limited on behalf of the Fund (the "New Advisory Agreement"). If approved by the Fund’s shareholders, the New Advisory Agreement is expected to take into effect upon the termination of the Advisory agreement with the Advisor after such approval is obtained.

C000105242
Shareholder Report [Line Items]
Fund Name	Altegris Futures Evolution Strategy Fund
Class Name	Class C
Trading Symbol	EVOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund ("Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.34%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Altegris Futures Evolution Strategy Fund	Bloomberg Global Aggregate Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,893	$10,888	$10,019
Jun-2017	$10,019	$10,650	$10,068
Jun-2018	$10,536	$10,795	$10,205
Jun-2019	$10,397	$11,426	$10,441
Jun-2020	$8,677	$11,909	$10,611
Jun-2021	$9,772	$12,222	$10,621
Jun-2022	$11,885	$10,358	$10,639
Jun-2023	$11,845	$10,222	$11,024
Jun-2024	$12,760	$10,316	$11,623
Jun-2025	$10,983	$11,235	$12,171

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris Futures Evolution Strategy Fund	-13.92%	4.83%	0.94%
Bloomberg Global Aggregate Index	8.91%	-1.16%	1.17%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	1.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,414,998
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 153,576
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,414,998 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$153,576 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	8.1%
Open End Funds	72.5%
Purchased Options	19.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	8.1%
Purchased Options	19.6%
Fixed Income	72.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DoubleLine Core Fixed Income Fund, Class I	36.4%
DoubleLine Low Duration Bond Fund, Class I	36.4%
Nomura WNTN Shares	13.4%
First American Government Obligations Fund, Class X	8.1%
Nomura WNTN TRND Shares	6.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For complete information, you may review the Fund's next prospectus, which we expect to be available October 28, 2025 at www.altegris.com or upon request at 1-877-772-5838.

The Board of Trustees after careful consideration and upon the recommendation of the Advisor, approved a new advisory agreement between the Trust and Winton Capital Management Limited on behalf of the Fund (the "New Advisory Agreement"). If approved by the Fund’s shareholders, the New Advisory Agreement is expected to take into effect upon the termination of the Advisory agreement with the Advisor after such approval is obtained.

C000105243
Shareholder Report [Line Items]
Fund Name	Altegris Futures Evolution Strategy Fund
Class Name	Class I
Trading Symbol	EVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund ("Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838.
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.34%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Altegris Futures Evolution Strategy Fund	Bloomberg Global Aggregate Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jun-2015	$100,000	$100,000	$100,000
Jun-2016	$109,937	$108,875	$100,190
Jun-2017	$102,189	$106,504	$100,677
Jun-2018	$108,658	$107,951	$102,049
Jun-2019	$108,287	$114,263	$104,409
Jun-2020	$91,317	$119,086	$106,110
Jun-2021	$103,789	$122,223	$106,210
Jun-2022	$127,486	$103,584	$106,388
Jun-2023	$128,358	$102,219	$110,243
Jun-2024	$139,511	$103,164	$116,232
Jun-2025	$121,335	$112,353	$121,707

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris Futures Evolution Strategy Fund	-13.03%	5.85%	1.95%
Bloomberg Global Aggregate Index	8.91%	-1.16%	1.17%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	1.98%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,414,998
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 153,576
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,414,998 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$153,576 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	8.1%
Open End Funds	72.5%
Purchased Options	19.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	8.1%
Purchased Options	19.6%
Fixed Income	72.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DoubleLine Core Fixed Income Fund, Class I	36.4%
DoubleLine Low Duration Bond Fund, Class I	36.4%
Nomura WNTN Shares	13.4%
First American Government Obligations Fund, Class X	8.1%
Nomura WNTN TRND Shares	6.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For complete information, you may review the Fund's next prospectus, which we expect to be available October 28, 2025 at www.altegris.com or upon request at 1-877-772-5838.

The Board of Trustees after careful consideration and upon the recommendation of the Advisor, approved a new advisory agreement between the Trust and Winton Capital Management Limited on behalf of the Fund (the "New Advisory Agreement"). If approved by the Fund’s shareholders, the New Advisory Agreement is expected to take into effect upon the termination of the Advisory agreement with the Advisor after such approval is obtained.